Commitments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 28, 2015	Mar. 29, 2014	Mar. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 23.4	$ 24.3	$ 25.2
Contingent rent expense	$ 0.7	$ 0.3	$ 0.4